CONSOLIDATED FINANCIAL STATEMENT DETAILS - Long-term investments (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Long-term investments
Equity investments at FVOCI	$ 113.0	$ 126.2
Gains (losses) in AOCI	(23.7)	(20.4)	$ (98.5)
Long-term Investments
Long-term investments
Gains (losses) in AOCI	(25.9)	(26.2)
Investments in an accumulated gain position
Long-term investments
Equity investments at FVOCI	80.9	79.8
Gains (losses) in AOCI	18.2	10.3
Investments in an accumulated loss position
Long-term investments
Equity investments at FVOCI	32.1	46.4
Gains (losses) in AOCI	(47.0)	$ (36.5)
Net realized gains (losses)
Long-term investments
Gains (losses) in AOCI	$ 2.9